Intangible assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible assets
Schedule of estimated useful lives of finite lived intangible assets

– Licence and spectrum fees	3–25 years
– Computer software	3–5 years
– Brands	1–10 years
– Customer bases	2–15 years

Schedule of reconciliation of changes in goodwill and intangible assets

		Licences and	Computer
	Goodwill	spectrum	software	Other	Total
	€m	€m	€m	€m	€m
Cost:
1 April 2017	90,221	30,775	16,962	7,430	145,388
Exchange movements	(313)	(855)	(233)	(72)	(1,473)
Arising on acquisition	5	—	—	—	5
Disposal of subsidiaries	—	(1,712)	(222)	—	(1,934)
Additions	—	747	2,261	3	3,011
Disposals	—	(158)	(1,381)	(6)	(1,545)
Other	—	—	26	(10)	16
31 March 2018	89,913	28,797	17,413	7,345	143,468
Exchange movements	(427)	(193)	(93)	(173)	(886)
Arising on acquisition	77	—	10	8	95
Additions	—	3,009	2,232	7	5,248
Disposals	—	(7)	(2,348)	—	(2,355)
Other	—	—	(5)	—	(5)
31 March 2019	89,563	31,606	17,209	7,187	145,565
Accumulated impairment losses and amortisation:
1 April 2017	63,413	16,954	12,148	6,653	99,168
Exchange movements	(234)	(398)	(183)	(65)	(880)
Disposal of subsidiaries	—	(779)	(173)	—	(952)
Amortisation charge for the year	—	1,758	2,105	536	4,399
Disposals	—	(158)	(1,357)	(6)	(1,521)
Other	—	—	1	(4)	(3)
31 March 2018	63,179	17,377	12,541	7,114	100,211
Exchange movements	(239)	(59)	(70)	(163)	(531)
Impairments	3,270	—	—	—	3,270
Amortisation charge for the year	—	1,693	2,085	163	3,941
Disposals	—	(7)	(2,332)	—	(2,339)
Other	—	—	8	—	8
31 March 2019	66,210	19,004	12,232	7,114	104,560
Net book value:
31 March 2018	26,734	11,420	4,872	231	43,257
31 March 2019	23,353	12,602	4,977	73	41,005

Schedule of net book value of significant licenses

		2019	2018
	Expiry date	€m	€m
Germany	2020/2021/2025/2033	3,346	4,053
Italy	2021/2029/2037	3,922	1,896
UK	2022/2023/2033/2038	2,320	2,316